Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Reconciliation of Stockholders' Equity and Net Income between IAS 39 and IFRS 9

Reconciliation of Stockholders’ Equity and Net Income between IAS 39 and IFRS 9

	Reference	12/31/2017		12/31/2016		1/1/2016
		Stockholders’ Equity	Net Income	Stockholders’ Equity	Net Income	Stockholders’ Equity
In accordance with IAS 39 (excluding non-controlling interests)		134,840	23,903	122,582	23,263	112,252
Adjustments arising from changes in the financial asset derecognition policy, net of tax effects	a	2,402	(78)	2,462	201	2,280
In accordance with IAS 39 (excluding non-controlling interests)		137,242	23,825	125,044	23,464	114,532
Expected loss	b	(9,858)	(1,948)	(7,915)	(3,438)	(4,615)
Loan operations and Finance leases		(8,574)	(1,192)	(7,385)	(2,259)	(5,189)
Other financial assets		(1,284)	(756)	(530)	(1,179)	574
Change in financial assets	c	138	101	36	36	—
Adjustment to fair value of financial assets	d	(540)	359	(787)	514	(661)
Effect of adoption of investments in Associates / Joint ventures		(116)	—	—	—	—
Deferred taxes on the above adjustments		4,324	522	3,774	1,164	2,534
Interest of non-controlling stockholders		188	334	(57)	(113)	187

Total adjustments		(5,864)	(632)	(4,949)	(1,837)	(2,555)

In accordance with IFRS 9 - attributable to controlling stockholders		131,378	23,193	120,095	21,627	111,977
In accordance with IFRS 9 - attributable to non-controlling stockholders		12,978	32	12,289	389	1,620
In accordance with IFRS 9 - attributable to controlling and non-controlling stockholders		144,356	23,225	132,384	22,016	113,597

(a)

Change in the policy for partial derecognition of financial assets, in accordance with IAS 8, which caused the proportional treatment as asset, aligning the recovery behavior of financial assets and their economic realization.

(b)	Change in the calculation model based on loss incurred (IAS 39) for expected loss, considering prospective information.
(c)	Adequacy of gross carrying amount of financial assets that had their cash flows modified (without derecognition), and which balances were recalculated in accordance with IFRS 9.
(d)	Change in the measurement model of financial assets due to the new categories introduced by IFRS 9.

Consolidated Balance Sheet at 01/01/2016

(In million Reais)

	IAS 39 01/01/2016				IFRS 9 01/01/2016
Assets	Categories	Balance	Reclassifications (a)	Remeasurements / Changes (b)	Categories	Balance
Cash and deposits on demand		18,544	—			—
Central Bank compulsory deposits to Brazil		66,556	(66,556)	—		—
Interbank deposits		30,525	(30,525)	—		—
Securities purchased under agreements to resell		254,404	(254,404)	—		—
Financial assets held for trading	Held for trading	164,311	(164,311)	—		—
Pledged as collateral		11,008	(11,008)	—		—
Other Financial assets held for trading		153,303	(153,303)	—		—
Financial assets designated at fair value through profit or loss	Available for sale	642	(642)	—		—
Derivatives		26,755	(26,755)	—		—
Available-for-sale financial assets	Available for sale	86,045	(86,045)	—		—
Pledged as collateral		16,706	(16,706)	—		—
Other Available-for-sale financial assets		69,339	(69,339)	—		—
Held-to-maturity financial assets	Held to maturity	42,185	(42,185)	—		—
Pledged as collateral		9,460	(9,460)	—		—
Other Held-to-maturity financial assets		32,725	(32,725)	—		—
Loan operations and lease operations portfolio, net	Loans and receivables	447,404	(447,404)	—		—
Loan operations and lease operations portfolio		474,248	(474,248)	—		—
(-) Allowance for loan and lease losses		(26,844)	26,844	—		—
Other financial assets		53,506	(53,506)	—		—

Cash and deposits on demand		18,544	—	—		18,544
Financial assets		—	1,172,333	2,513		1,174,846
Central Bank compulsory deposits to Brazil		—	66,556	—		66,556
At amortized cost		—	874,360	1,589	amortized cost	875,949
Interbank deposits		—	30,525	—		30,525
Securities purchased under agreements to resell		—	254,404	—		254,404
Securities		—	88,521	(1,007)		87,514
Loan operations and lease operations portfolio		—	474,248	4,142		478,390
Other financial assets		—	53,506	—		53,506
(-) Provision for expected loss		—	(26,844)	(1,546)		(28,390)
At fair value through other comprehensive income		—	26,069	2,532	fair value through other comprehensive income	28,601
Securities		—	26,069	2,532		28,601
At fair value through profit or loss		—	205,348	(1,608)	fair value through profit or loss	203,740
Securities		—	178,593	(1,608)		176,985
Derivatives		—	26,755	—		26,755
Investments in subsidiaries and joint ventures		4,399	—	—		4,399
Fixed assets, net		8,541	—	—		8,541
Goodwill and Intangible assets, net		8,352	—	—		8,352
Tax assets		52,149	—	3,193		55,342
Other assets		12,097	—	82		12,179

Total assets		1,276,415	—	5,788		1,282,203

	IAS 39 01/01/2016				IFRS 9 01/01/2016
Liabilities and stockholders’ equity	Categories	Balance	Reclassifications (a)	Remeasurements / Changes (b)	Categories	Balance
Deposits		292,610	(292,610)	—	—	—
Securities sold under repurchase agreements		336,643	(336,643)	—	—	—
Financial liabilities held for trading		412	(412)	—	—	—
Derivatives		31,071	(31,071)	—	—	—
Interbank market debt		156,886	(156,886)	—	—	—
Institutional market debt		93,918	(93,918)	—	—	—
Other financial liabilities		68,715	(68,715)	—	—	—
Reserves for insurance and private pension		129,305	—	—	—	—
Liabilities for capitalization plans		3,044	(3,044)	—	—	—
Provisions		18,994	—	—	—	—
Tax liabilities		4,971	—	—	—	—
Other liabilities		25,787	—	—	—	—
Total liabilities		1,162,356	—	—	—	—

Financial liabilities		—	983,299	3,643		986,942
At amortized cost		—	951,816	—		951,816
Deposits		—	292,610	—		292,610
Securities sold under repurchase agreements		—	336,643	—		336,643
Interbank market debt		—	156,886	—		156,886
Institutional market debt		—	93,918	—		93,918
Other financial liabilities		—	71,759			71,759
At fair value through profit or loss		—	31,483	—	Financial Liabilities Designated at Fair Value Through Profit or Loss	31,483
Derivatives		—	31,071	—		31,071
Others		—	412	—		412
Provision for expected loss		—	—	3,643		3,643
Loan commitments		—	—	2,820		2,820
Financial guarantees		—	—	823		823
Reserves for insurance and private pension		129,305	—	—		129,305
Provisions		18,994	—	—		18,994
Tax liabilities		4,971	—	2,606		7,577
Other liabilities		25,787	—	1		25,788
Total liabilities		179,057	983,299	6,250		1,168,606
Total stockholders’ equity attributed to the owners of the parent company		112,252	—	(275)		111,977
Non-controlling interests		1,807	—	(187)		1,620
Total stockholders’ equity		114,059	—	(462)		113,597

Total liabilities and stockholders’ equity		1,276,415	—	5,788		1,282,203

(a)	Reclassifications: refer to reclassifications of financial assets between categories of measurement at fair value and amortized cost;
(b)

Remeasurements: refer to expected credit loss and adjustment to fair value of financial assets reclassified between measurement categories; and financial assets changed and not written-off, which balances were recalculated in accordance with IFRS 9.

Consolidated Balance Sheet at 12/31/2017

(In million Reais)

	IAS 39 12/31/2017				IFRS 9 12/31/2017
Assets	Categories	Balance	Reclassifications (a)	Remeasurements / Changes (b)	Categories	Balance
Cash and deposits on demand		18,749	—	—		—
Central Bank compulsory deposits to Brazil		98,837	(98,837)	—		—
Interbank deposits		29,053	(29,053)	—		—
Securities purchased under agreements to resell		244,707	(244,707)	—		—
Financial assets held for trading	Held for trading	270,121	(270,121)	—		—
Pledged as collateral		30,585	(30,585)	—		—
Other Financial assets held for trading		239,536	(239,536)	—		—
Financial assets designated at fair value through profit or loss	Available for sale	1,746	(1,746)	—		—
Derivatives		22,843	(22,843)	—		—
Available-for-sale financial assets	Available for sale	102,284	(102,284)	—		—
Pledged as collateral		33,671	(33,671)	—		—
Other Available-for-sale financial assets		68,613	(68,613)	—		—
Held-to-maturity financial assets	Held to maturity	36,560	(36,560)	—		—
Pledged as collateral		974	(974)	—		—
Other Held-to-maturity financial assets		35,586	(35,586)	—		—
Loan operations and lease operations portfolio, net	Loans and receivables	465,472	(465,472)	—		—
Loan operations and lease operations portfolio		493,367	(493,367)	—		—
(-) Allowance for loan and lease losses		(27,895)	27,895	—		—
Other financial assets		59,568	(59,568)	—		—

Cash and deposits on demand		18,749	—	—		18,749
Financial assets		—	1,331,191	(940)		1,330,251
Central Bank compulsory deposits to Brazil		—	98,837	—		98,837
At amortized cost		—	909,104	(3,375)	Amortized cost	905,729
Interbank deposits		—	29,053	(5)		29,048
Securities purchased under agreements to resell		—	244,707	—		244,707
Securities		—	110,304	1,120		111,424
Loan operations and lease operations portfolio		—	493,367	4,352		497,719
Other financial assets		—	59,568	—		59,568
(-) Provision for expected loss		—	(27,895)	(8,842)		(36,737)
At fair value through other comprehensive income		—	49,029	3,120	Fair value through other comprhensive income	52,149
Securities		—	49,029	3,120		52,149
At fair value through profit or loss		—	274,221	(685)	Fair value through profit or loss	273,536
Securities		—	251,378	(685)		250,693
Derivatives		—	22,843	—		22,843
Investments in subsidiaries and joint ventures		5,171	—	(116)		5,055
Fixed assets, net		7,359	—	—		7,359
Goodwill and Intangible assets, net		19,383	—	—		19,383
Tax assets		41,927	—	2,322		44,249
Other assets		11,189	—	4		11,193

Total assets		1,434,969	—	1,270		1,436,239

	IAS 39 12/31/2017				IFRS 9 12/31/2017
Liabilities and stockholders’ equity	Categories	Balance	Reclassifications (a)	Remeasurements / Changes (b)	Categories	Balance
Deposits		402,938	(402,938)	—		—
Securities sold under repurchase agreements		312,634	(312,634)	—		—
Financial liabilities held for trading		465	(465)	—		—
Derivatives		26,746	(26,746)	—		—
Interbank market debt		129,616	(129,616)	—		—
Institutional market debt		98,482	(98,482)	—		—
Other financial liabilities		77,613	(77,613)	—		—
Reserves for insurance and private pension		181,232	—	—		—
Liabilities for capitalization plans		3,301	(3,301)	—		—
Provisions		19,736	—	—		—
Tax liabilities		7,839	—	—		—
Other liabilities		26,361	—	—		—
Total liabilities		1,286,963	—	—		—

Financial liabilities		—	1,051,795	4,922		1,056,717
At amortized cost		—	1,024,584	—		1,024,584
Deposits		—	402,938	—		402,938
Securities sold under repurchase agreements		—	312,634	—		312,634
Interbank market debt		—	124,587	—		124,587
Institutional market debt		—	98,482	—		98,482
Other financial liabilities		—	85,943	—		85,943
At fair value through profit or loss		—	27,211	—	Financial Liabilities Designated at Fair Value Through Profit or Loss	27,211
Derivatives		—	26,746	—		26,746
Others		—	465	—		465
Provision for expected loss		—	—	4,922		4,922
Loan commitments		—	—	3,015		3,015
Financial guarantees		—	—	1,907		1,907
Reserves for insurance and private pension		181,232	—	—		181,232
Provisions		19,736	—	—		19,736
Tax liabilities		7,839	—	(3)		7,836
Other liabilities		26,361	—	1		26,362
Total liabilities		235,168	1,051,795	4,920		1,291,883
Total stockholders’ equity attributed to the owners of the parent company		134,840	—	(3,462)		131,378
Non-controlling interests		13,166	—	(188)		12,978
Total stockholders’ equity		148,006	—	(3,650)		144,356

Total liabilities and stockholders’ equity		1,434,969	—	1,270		1,436,239

(a)	Reclassifications: refer to reclassifications of financial assets between categories of measurement at fair value and amortized cost;
(b)

Remeasurements: refer to expected credit loss and adjustment to fair value of financial assets reclassified between measurement categories; and financial assets changed and not written-off, which balances were recalculated in accordance with IFRS 9.

Summary of Consolidated Companies

The following table shows the main consolidated companies, which together represent over 95% of total consolidated assets, as well as the interests of ITAÚ UNIBANCO HOLDING in their voting capital at 12/31/2018 and 12/31/2017.

		Functional currency (1)	Incorporation country	Activity	Interest in voting capital at		Interest in total capital at
					12/31/2018	12/31/2017	12/31/2018	12/31/2017
Domestic
Banco Itaú BBA S.A.			Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Consignado S.A.			Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaucard S.A.			Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itauleasing S.A.			Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Cia. Itaú de Capitalização			Brazil	Capitalization	100.00%	100.00%	100.00%	100.00%
Dibens Leasing S.A. - Arrendamento Mercantil			Brazil	Leasing	100.00%	100.00%	100.00%	100.00%
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento			Brazil	Consumer finance credit	50.00%	50.00%	50.00%	50.00%
Hipercard Banco Múltiplo S.A.			Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Itauseg Seguradora S.A.			Brazil	Insurance	100.00%	99.99%	100.00%	99.99%
Itaú Corretora de Valores S.A.			Brazil	Broker	100.00%	100.00%	100.00%	100.00%
Itaú Seguros S.A.			Brazil	Insurance	100.00%	100.00%	100.00%	100.00%
Itaú Unibanco S.A.			Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Itaú Vida e Previdência S.A.			Brazil	Pension plan	100.00%	100.00%	100.00%	100.00%
Luizacred S.A. Sociedade de Crédito, Financiamento e Investimento			Brazil	Consumer finance credit	50.00%	50.00%	50.00%	50.00%
Redecard S.A.			Brazil	Acquirer	100.00%	100.00%	100.00%	100.00%
Foreign
Itaú CorpBanca Colombia S.A.	(Note 3)	Colombian peso	Colombia	Financial institution	25.28%	23.90%	25.28%	23.90%
Banco Itaú Argentina S.A.		Argentinian peso	Argentina	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú (Suisse) SA		Swiss franc	Switzerland	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Paraguay S.A.		Guarani	Paraguay	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Uruguay S.A.		Uruguayan peso	Uruguay	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau Bank, Ltd.		Real	Cayman Islands	Financial institution	100.00%	100.00%	100.00%	100.00%
Itaú BBA Colombia S.A. Corporacion Financiera		Colombian peso	Colombia	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau BBA International plc		Dollar	United Kingdom	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau BBA USA Securities Inc.		Real	United States	Broker	100.00%	100.00%	100.00%	100.00%
Itaú CorpBanca(2)	(Note 3)	Chilean peso	Chile	Financial institution	38.14%	36.06%	38.14%	36.06%

(1)

All foreign branches and subsidiaries of ITAÚ UNIBANCO HOLDING have functional currency equal to that of the controlling entity, except for CorpBanca New York Branch, which functional currency is the dollar.

(2)	ITAÚ UNIBANCO HOLDING controls ITAÚ CORPBANCA due to the shareholders’ agreement.